                    TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS:
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS MARQUIS PORTFOLIOS, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

Your premium ("purchase payments") accumulate on a variable basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Growth & Income Portfolio - Class B
  Premier Growth Portfolio - Class B
CREDIT SUISSE WARBURG PINCUS TRUST
  Emerging Markets Portfolio
DELAWARE GROUP PREMIUM FUND
  REIT Series
  Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio - Initial Class
  Small Cap Portfolio - Initial Class
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund Class 2
  Templeton Developing Markets Securities     Fund Class 2
  Templeton International Securities Fund     Class 2
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Fundamental Value Portfolio(1)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares
  Growth and Income Portfolio - Service Shares
  International Growth Portfolio - Service Shares
PIMCO VARIABLE INSURANCE TRUST
  Total Return Bond Portfolio
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares
  Putnam VT Small Cap Value Fund - Class IB
    Shares
  Putnam VT Voyager II Fund - Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Capital Fund
  Investors Fund
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Mid Cap Core Portfolio
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney High Income Portfolio
  Smith Barney Large Capitalization Growth     Portfolio
  Smith Barney Money Market Portfolio
  Travelers Managed Income Portfolio
THE TRAVELERS SERIES TRUST
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Emerging Growth Portfolio
  MFS Research Portfolio
  MFS Value Portfolio(2)
  U.S. Government Securities Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio - Class II Shares
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities     Portfolio
VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Mid Cap Portfolio - Service Class 2

---------------

    (1) formerly Total Return Portfolio

    (2) formerly offered as NWQ Large Cap Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     11
The Annuity Contract..................     11
  Contract Owner Inquiries............     11
  Purchase Payments...................     11
  Accumulation Units..................     11
  The Variable Funding Options........     12
Charges and Deductions................     16
  General.............................     16
  Transfer Charge.....................     17
  Administrative Charges..............     17
  Mortality and Expense Risk Charge...     17
  Variable Funding Option Expenses....     17
  Premium Tax.........................     17
  Changes in Taxes Based Upon Premium
     or Value.........................     18
Transfers.............................     18
Asset Allocation Program..............     18
Access to Your Money..................     18
  Systematic Withdrawals..............     19
Ownership Provisions..................     19
  Types of Ownership..................     19
     Contract Owner...................     19
     Beneficiary......................     19
     Annuitant........................     20
Death Benefit.........................     20
  Death Proceeds Before the Maturity
     Date.............................     20
  Payment of Proceeds.................     21
  Death Proceeds After the Maturity
     Date.............................     23
The Annuity Period....................     23
  Maturity Date.......................     23
  Allocation of Annuity...............     24
  Variable Annuity....................     24
  Fixed Annuity.......................     24
Payment Options.......................     25
  Election of Options.................     25
  Annuity Options.....................     25
Miscellaneous Contract Provisions.....     26
  Right to Return.....................     26
  Termination.........................     26
  Required Reports....................     26
  Suspension of Payments..............     26
The Separate Accounts.................     26
  Performance Information.............     27
Federal Tax Considerations............     28
  General Taxation of Annuities.......     28
  Types of Contracts: Qualified or
     Nonqualified.....................     28
  Nonqualified Annuity Contracts......     28
  Qualified Annuity Contracts.........     29
  Penalty Tax for Premature
     Distributions....................     29
  Diversification Requirements for
     Variable Annuities...............     30
  Ownership of the Investments........     30
  Mandatory Distributions for
     Qualified
     Plans............................     30
  Taxation of Death Benefit
     Proceeds.........................     30
Other Information.....................     30
  The Insurance Companies.............     30
  Financial Statements................     31
  Distribution of Variable Annuity
     Contracts........................     31
  Conformity with State and Federal
     Laws.............................     31
  Voting Rights.......................     31
  Legal Proceedings and Opinions......     31
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  TM..................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Separate
  Account TM II.......................    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1

                             INDEX OF SPECIAL TERMS
The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     11
Accumulation Period...................     11
Annuitant.............................     19
Annuity Payments......................     23
Annuity Unit..........................     12
Contingent Annuitant..................     20
Contract Date.........................     11
Contract Owner (You, Your)............     19
Contract Value........................     11
Contract Year.........................     11
Death Report Date.....................     20
Funding Option(s).....................     12
Joint Owner...........................     19
Maturity Date.........................     23
Purchase Payment......................     11
Underlying Fund.......................     12
Written Request.......................     11

                                    SUMMARY:
                          TRAVELERS MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities ("Separate Account TM"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas
British Virgin Islands
Guam
New Hampshire
New York
North Carolina
U.S. Virgin Islands
Wyoming

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. The contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs); and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $50,000 the Company deducts an annual contract administrative charge of $40. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. If you elect the Standard Death Benefit, the M&E is 1.55%. If you elect the Enhanced Death Benefit, the M&E is 1.70% of the amounts you direct to the variable funding options. Each underlying fund also charges for management and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

- ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

ANNUAL SEPARATE ACCOUNT CHARGES
  (as a percentage of the average daily net assets of the Separate Account)

                                                                              ENHANCED
                                                                STANDARD       DEATH
                                                              DEATH BENEFIT   BENEFIT
       Mortality & Expense Risk Charge......................      1.55%         1.70%
       Administrative Expense Charge........................      0.15%         0.15%
                                                                  ----          ----
          Total Separate Account Charges....................      1.70%         1.85%

OTHER ANNUAL CHARGES

       Annual Contract Administrative Charge................    $40
          (Waived if contract value is $50,000 or more)

VARIABLE FUNDING OPTION EXPENSES:
  (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE   12b-    OTHER EXPENSES     EXPENSES#
                                                 (AFTER EXPENSE     1     (AFTER EXPENSE   (AFTER EXPENSE
               FUNDING OPTIONS:                  REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................       0.61%                    0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Growth & Income Portfolio -- Class B*......       0.63%       0.25%        0.07%            0.95%
    Premier Growth Portfolio -- Class B*.......       1.00%       0.25%        0.05%            1.30%
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       1.09%                    0.31%            1.40%(1)
DELAWARE GROUP PREMIUM FUND
    REIT Series................................       0.57%                    0.28%            0.85%(2)
    Small Cap Value Series.....................       0.71%                    0.14%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Class....       0.75%                    0.03%            0.78%(3)
    Small Cap Portfolio -- Initial Class.......       0.75%                    0.03%            0.78%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Franklin Small Cap Fund -- Class 2*........       0.49%       0.25%        0.28%            1.02%(4)
    Templeton Developing Markets Securities
      Fund -- Class 2*.........................       1.25%       0.25%        0.31%            1.81%
    Templeton International Securities Fund --
      Class 2*.................................       0.67%       0.25%        0.20%            1.12%
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................       0.75%                    0.03%            0.78%(5)
    Fundamental Value Portfolio................       0.75%                    0.04%            0.79%(5)
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.02%            0.92%
    Growth and Income Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.21%            1.11%
    International Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.06%            0.96%
OCC ACCUMULATION TRUST
    Equity Portfolio+..........................       0.80%                    0.15%            0.95%

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE   12b-    OTHER EXPENSES     EXPENSES#
                                                 (AFTER EXPENSE     1     (AFTER EXPENSE   (AFTER EXPENSE
               FUNDING OPTIONS:                  REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio................       0.25%                    0.40%            0.65%(6)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.........................       0.76%       0.25%        0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class IB
      Shares*..................................       0.80%       0.25%        0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*..................................       0.70%       0.25%        0.30%            1.25%(7)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................       0.58%                    0.42%            1.00%(8)
    Investors Fund.............................       0.70%                    0.21%            0.91%
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Mid Cap Core Portfolio........       0.75%                    0.20%            0.95%(9)
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Multi Cap Value Fund II+............       1.00%                    0.20%            1.20%(10)
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund+...       0.82%                    0.43%            1.25%(11)
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio+.......       0.76%                    0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+.....       0.86%                    0.14%            1.00%(12)
    Jurika & Voyles Core Equity Portfolio+.....       0.81%                    0.19%            1.00%(13)
    Large Cap Portfolio........................       0.75%                    0.07%            0.82%(14)
    Lazard International Stock Portfolio.......       0.89%                    0.14%            1.02%
    MFS Emerging Growth Portfolio..............       0.81%                    0.05%            0.86%
    MFS Mid Cap Growth Portfolio...............       0.86%                    0.04%            0.90%
    MFS Research Portfolio.....................       0.86%                    0.06%            0.92%
    MFS Value Portfolio........................       0.81%                    0.19%            1.00%(13)
    Strategic Stock Portfolio+.................       0.66%                    0.24%            0.90%(12)
    U.S. Government Securities Portfolio.......       0.39%                    0.09%            0.48%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........       0.80%                    0.03%            0.83%(9)
    Alliance Growth Portfolio..................       0.80%                    0.01%            0.81%(9)
    Smith Barney Aggressive Growth Portfolio...       0.80%                    0.19%            0.99%(9)
    Smith Barney High Income Portfolio.........       0.60%                    0.06%            0.66%(9)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.02%            0.77%(9)
    Smith Barney Money Market Portfolio........       0.50%                    0.03%            0.53%(9)
    Travelers Managed Income Portfolio.........       0.65%                    0.04%            0.69%(9)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II
      Shares*..................................       0.70%       0.25%        0.05%            1.00%
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................       0.75%                    0.15%            0.90%(15)
VARIABLE INSURANCE PRODUCTS FUND III
    Mid Cap Portfolio -- Service Class 2*......       0.57%       0.25%        0.17%            0.99%(16)

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, or other service provider).

+ No longer available to new contract owners.

# Some numbers have been rounded.

 (1) Fee waivers, expense reimbursements, or expense credits reduced expenses for the EMERGING MARKETS PORTFOLIO during 2000, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.42% and 1.67%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2000, net of any fee waivers or expense reimbursements.

 (2) The Adviser for the REIT SERIES and the SMALL CAP VALUE SERIES is Delaware Management Company ("DMC"). Effective through April 30, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses would have been 1.03% and 0.89%, respectively.

 (3) Total Annual Operating Expenses for the SMALL CAP PORTFOLIO -- INITIAL SHARES and the APPRECIATION PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower than the fees given.

 (4) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. Total Annual Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the FRANKLIN SMALL CAP FUND -- CLASS 2 would have been 0.53%, 0.25%, 0.28%, and 1.06%, respectively.

 (5) The Management Fee includes 0.20% for fund administration.

 (6) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (7) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

 (8) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND.

 (9) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(10) The Adviser for STRONG MULTI CAP VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.41%.

(11) The Investment Manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Total Annual Operating Expenses would equal 2.41%.

(12) Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK PORTFOLIO and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.90% and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.97% and 1.14%, respectively.

(13) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio(s) for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 1.00%. Without such arrangements, the annualized Total Annual Operating Expenses would have been 1.07% for the MFS VALUE PORTFOLIO and 1.24% for the JURIKA & VOYLES CORE EQUITY PORTFOLIO.

(14) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the LARGE CAP PORTFOLIO would have been 0.84%.

(15) The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

(16) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the MID CAP PORTFOLIO -- SERVICE CLASS 2 would have been 0.94%.

EXAMPLE:

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The example also assumes that the $40 annual administrative charge is equivalent to 0.009% of the Separate Account contract value.]

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

(A) = STANDARD DEATH BENEFIT
(B) = ENHANCED DEATH BENEFIT

                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..................................... (a)    26        79       135       288
    ........................................................ (b)    27        84       143       303
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Growth & Income Portfolio -- Class B.................... (a)    27        83       141       299
    ........................................................ (b)    28        87       148       314
    Premier Growth Portfolio -- Class B..................... (a)    30        93       158       333
    ........................................................ (b)    32        97       165       347
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.............................. (a)    31        96       163       342
    ........................................................ (b)    33       100       170       356
DELAWARE GROUP PREMIUM FUND
    REIT Series............................................. (a)    26        80       136       289
    ........................................................ (b)    27        84       143       304
    Small Cap Value Series.................................. (a)    26        80       136       289
    ........................................................ (b)    27        84       143       304
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Class................. (a)    25        78       133       282
    ........................................................ (b)    27        82       140       297
    Small Cap Portfolio -- Initial Class.................... (a)    25        78       133       282
    ........................................................ (b)    27        82       140       297
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2...................... (a)    28        85       144       306
    ........................................................ (b)    29        89       152       320
    Templeton Developing Markets Securities Fund -- Class
      2..................................................... (a)    35       108       183       379
    ........................................................ (b)    37       112       190       392
    Templeton International Securities Fund -- Class 2...... (a)    29        88       149       316
    ........................................................ (b)    30        92       157       330
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.................................. (a)    25        78       133       282
    ........................................................ (b)    27        82       140       297
    Fundamental Value Portfolio............................. (a)    25        78       133       283
    ........................................................ (b)    27        82       140       298
JANUS ASPEN SERIES
    Aggressive Growth Portfolio  -- Service Shares.......... (a)    27        82       139       296
    ........................................................ (b)    28        86       147       311
    Growth and Income Portfolio  -- Service Shares.......... (a)    28        87       149       315
    ........................................................ (b)    30        92       156       329
    International Growth Portfolio -- Service Shares........ (a)    27        83       141       300
    ........................................................ (b)    28        87       149       315
OCC ACCUMULATION TRUST
    Equity Portfolio+....................................... (a)    27        83       141       299
    ........................................................ (b)    28        87       148       314
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio............................. (a)    24        74       126       270
    ........................................................ (b)    25        78       133       284

                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class IB......... (a)    29        90       153       322
    ........................................................ (b)    31        94       160       336
    Putnam VT Small Cap Value Fund -- Class IB.............. (a)    31        94       161       337
    ........................................................ (b)    32        99       168       351
    Putnam VT Voyager II Fund -- Class IB................... (a)    30        92       156       328
    ........................................................ (b)    31        96       163       342
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund............................................ (a)    27        84       143       304
    ........................................................ (b)    29        89       151       318
    Investors Fund.......................................... (a)    27        81       139       295
    ........................................................ (b)    28        86       146       310
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Mid Cap Core Portfolio..................... (a)    27        83       141       299
    ........................................................ (b)    28        87       148       314
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Multi Cap Value Fund II+......................... (a)    29        90       153       323
    ........................................................ (b)    31        94       161       337
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund+................ (a)    30        92       156       328
    ........................................................ (b)    31        96       163       342
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio+.................... (a)    26        81       137       292
    ........................................................ (b)    28        85       145       307
    Disciplined Small Cap Stock Portfolio+.................. (a)    27        84       143       304
    ........................................................ (b)    29        89       151       318
    Jurika & Voyles Core Equity Portfolio+.................. (a)    27        84       143       304
    ........................................................ (b)    29        89       151       318
    Large Cap Portfolio..................................... (a)    26        79       134       286
    ........................................................ (b)    27        83       142       301
    Lazard International Stock Portfolio.................... (a)    28        85       144       306
    ........................................................ (b)    29        89       152       320
    MFS Emerging Growth Portfolio........................... (a)    26        80       136       290
    ........................................................ (b)    28        84       144       305
    MFS Mid Cap Growth Portfolio............................ (a)    26        81       138       294
    ........................................................ (b)    28        86       146       309
    MFS Research Portfolio.................................. (a)    27        82       139       296
    ........................................................ (b)    28        86       147       311
    MFS Value Portfolio..................................... (a)    27        84       143       304
    ........................................................ (b)    29        89       151       318
    Strategic Stock Portfolio +............................. (a)    26        81       138       294
    ........................................................ (b)    28        86       146       309
    U.S. Government Securities Portfolio.................... (a)    22        68       117       252
    ........................................................ (b)    24        73       125       268
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...................... (a)    26        79       135       287
    ........................................................ (b)    27        84       142       302
    Alliance Growth Portfolio............................... (a)    26        78       134       285
    ........................................................ (b)    27        83       141       300
    Smith Barney Aggressive Growth Portfolio................ (a)    27        84       143       303
    ........................................................ (b)    29        88       150       317
    Smith Barney High Income Portfolio...................... (a)    24        74       126       271
    ........................................................ (b)    26        78       134       285
    Smith Barney Large Capitalization Growth Portfolio...... (a)    25        77       132       282
    ........................................................ (b)    27        82       139       296
    Smith Barney Money Market Portfolio..................... (a)    23        70       120       257
    ........................................................ (b)    24        75       127       273
    Travelers Managed Income Portfolio...................... (a)    24        75       128       274
    ........................................................ (b)    26        79       135       288
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II Shares............... (a)    27        84       143       304
 ............................................................ (b)    29        89       151       318
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities Portfolio... (a)    26        81       138       294
 ............................................................ (b)    28        86       146       309

                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND III
    Mid Cap Portfolio -- Service Class 2.................... (a)    27        84       143       303
 ............................................................ (b)    29        88       150       317

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Marquis Portfolios is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $15,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your

Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
  FUNDS, INC.
  AIM V.I. Value Fund      Seeks to achieve long-term growth of capital by        AIM Advisers, Inc.
                           investing primarily in equity securities of
                           undervalued companies. Income is a secondary
                           objective.
ALLIANCE VARIABLE PRODUCT
  SERIES FUND, INC.
  Growth & Income          Seeks to achieve reasonable current income and         Alliance Capital Management,
  Portfolio Class B        reasonable opportunity for appreciation through        L.P.
                           investments primarily in dividend-paying common        ("Alliance")
                           stocks of good quality.
  Premier Growth           Seeks long-term growth of capital by investing         Alliance
  Portfolio Class B        primarily in equity securities of a limited number of
                           large, carefully selected, high quality U.S.
                           companies that are judged likely to achieve superior
                           earning momentum.
CREDIT SUISSE WARBURG
  PINCUS TRUST
  Emerging Markets         Seeks long-term growth of capital by investing         Credit Suisse Asset
  Portfolio                primarily in equity securities of non-U.S. issuers     Management, LLC
                           consisting of companies in emerging securities
                           markets.

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM
  FUND
  REIT Series              Seeks maximum long-term total return by investing in   Delaware Management Company,
                           securities of companies primarily engaged in the real  Inc.
                           estate industry. Capital appreciation is a secondary   Subadviser: Lincoln
                           objective.                                             Investment Management, Inc.
  Small Cap Value Series   Seeks capital appreciation by investing in small to    Delaware Management Company,
                           mid-cap common stocks whose market value appears low   Inc.
                           relative to their underlying value or future earnings  Subadviser: Lincoln and growth potential. Emphasis will also be placed on  Investment Management, Inc.
                           securities of companies that may be temporarily out
                           of favor or whose value is not yet recognized by the
                           market.
DREYFUS VARIABLE
  INVESTMENT FUND
  Appreciation             Seeks primarily to provide long-term capital growth    The Dreyfus Corporation
  Portfolio -- Initial     consistent with the preservation of capital; current   Subadviser: Fayez Sarofim &
  Class                    income is a secondary investment objective. The        Co.
                           portfolio invests primarily in the common stocks of
                           domestic and foreign insurers.
  Small Cap Portfolio --   Seeks to maximize capital appreciation by investing    The Dreyfus Corporation
  Initial Class            primarily in small-cap companies with total market
                           values of less than $1.5 billion at the time of
                           purchase.
FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small Cap Fund  Seeks long-term capital growth. The Fund seeks to      Franklin Advisers, Inc.
  Class 2                  accomplish its objective by investing primarily
                           (normally at least 65% of its assets) in equity
                           securities of smaller capitalization growth
                           companies.
  Templeton Developing     Seeks long-term capital appreciation. The Fund seeks   Templeton Asset Management
  Markets Securities Fund  to achieve this objective by investing primarily       Ltd.
  Class 2                  (normally at least 65% of assets) in equity
                           securities of issuers in countries having developing
                           markets.
  Templeton International  Seeks long-term capital growth through a flexible      Templeton Investment
  Securities Fund Class 2  policy of investing in stocks and debt obligations of  Counsel, Inc.
                           companies and governments outside the United States.
                           Any income realized will be incidental.
GREENWICH STREET SERIES
  FUND
  Appreciation Portfolio   Seeks long term appreciation of capital by investing   Smith Barney Fund Management
                           primarily in equity securities.                        LLC ("SBFM")
  Fundamental Value        Seeks long-term capital growth with current income as  SBFM
  Portfolio                a secondary objective.
JANUS ASPEN SERIES
  Aggressive Growth        Seeks long-term capital growth by investing primarily  Janus Capital
  Portfolio -- Service     in common stocks selected for their growth potential,
  Shares                   normally investing at least 50% in the equity assets
                           of medium-sized companies.
  Growth and Income        Seeks long-term capital growth and current income,     Janus Capital
  Portfolio -- Service     with an investment emphasis on common stocks.
  Shares
  International Growth     Seeks long-term capital growth by normally investing   Janus Capital
  Portfolio -- Service     at least 65% of its total assets in securities of
  Shares                   foreign issuers.
PIMCO VARIABLE INSURANCE
  TRUST
  Total Return Bond        Seeks maximum total return, consistent with            Pacific Investment
  Portfolio                preservation of capital and prudent investment         Management Company
                           management, by investing primarily in
                           investment-grade debt securities.
PUTNAM VARIABLE TRUST
  Putnam VT International  Seeks capital appreciation by investing mostly in      Putnam Management ("Putnam")
  Growth Fund -- Class IB  common stocks of companies outside the United States.
  Shares

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
  Putnam VT Small Cap      Seeks capital appreciation by investing mainly in      Putnam
  Value Fund -- Class IB   common stocks of U.S. companies with a focus on value
  Shares                   stocks.
  Putnam VT Voyager II     Seeks capital appreciation by investing mainly in      Putnam
  Fund -- Class IB Shares  common stocks of U.S. companies with a focus on growth stocks.
SALOMON BROTHERS VARIABLE
  SERIES FUND, INC.
  Capital Fund             Seeks capital appreciation, primarily through          Salomon Brothers Asset
                           investments in common stocks which are believed to     Management ("SBAM")
                           have above-average price appreciation potential and
                           which may involve above average risk.
  Investors Fund           Seeks long-term growth of capital, and, secondarily,   SBAM
                           current income, through investments in common stocks
                           of well-known companies.
SMITH BARNEY INVESTMENT
  SERIES
  Smith Barney Mid Cap     Seeks long-term growth of capital by investing         SBFM
  Core Portfolio           primarily in equity securities of medium-sized
                           companies with market capitalizations between $1
                           billion and $5 billion at the time of investment.
TRAVELERS SERIES FUND
  INC.
  AIM Capital              Seeks capital appreciation by investing principally    Travelers Investment Adviser
  Appreciation Portfolio   in common stock, with emphasis on medium-sized and     ("TIA")
                           smaller emerging growth companies.                     Subadviser: AIM Capital
                                                                                  Management Inc.
  Alliance Growth          Seeks long-term growth of capital. Current income is   TIA
  Portfolio                only an incidental consideration. The Portfolio        Subadviser: Alliance Capital
                           invests predominantly in equity securities of          Management L.P.
                           companies with a favorable outlook for earnings and
                           whose rate of growth is expected to exceed that of
                           the U.S. economy over time.
  Smith Barney Aggressive  Seeks capital appreciation by investing primarily in   SBFM
  Growth Portfolio         common stocks of companies that are experiencing, or
                           have the potential to experience, growth of earnings,
                           or that exceed the average earnings growth rate of
                           companies whose securities are included in the S&P
                           500.
  Smith Barney High        Seeks high current income. Capital appreciation is a   SBFM
  Income Portfolio         secondary objective. The Portfolio will invest at
                           least 65% of its assets in high-yielding corporate
                           debt obligations and preferred stock.
  Smith Barney Large       Seeks long-term growth of capital by investing in      SBFM
  Capitalization Growth    equity securities of companies with large market
  Portfolio                capitalizations.
  Smith Barney Money       Seeks maximum current income and preservation of       SBFM
  Market Portfolio         capital.
  Travelers Managed        Seeks high current income consistent with prudent      TIA
  Income Portfolio         risk of capital through investments in corporate debt  Subadviser: Travelers Asset obligations, preferred stocks, and obligations issued  Management International
                           or guaranteed by the U.S. Government or its agencies   Corporation ("TAMIC")
                           or instrumentalities.
THE TRAVELERS SERIES
  TRUST
  Disciplined Small Cap    Seeks long term capital appreciation by investing      TAMIC
  Stock Portfolio+         primarily (at least 65% of its total assets) in the    Subadviser: TIMCO
                           common stocks of U.S. Companies with relatively small
                           market capitalizations at the time of investment.
  Jurika & Voyles Core     Seeks long-term capital appreciation. The Portfolio    TAMIC
  Equity Portfolio+        invests primarily in the common stock of quality       Subadviser: Jurika & Voyles
                           companies of all market capitalizations that offer     L.P.
                           current value and significant future growth
                           potential.
  Large Cap Portfolio      Seeks long-term growth of capital by investing         TAMIC
                           primarily in equity securities of companies with       Subadviser: Fidelity
                           large market capitalizations.                          Management & Research Co.
                                                                                  ("FMR")

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
  Lazard International     Seeks capital appreciation by investing primarily in   TAMIC
  Stock Portfolio          the equity securities of non-United States companies   Subadviser: Lazard Asset
                           (i.e., incorporated or organized outside the United    Management
                           States).
  MFS Emerging Growth      Seeks to provide long-term growth of capital.          TAMIC
  Portfolio                Dividend and interest income from portfolio            Subadviser: Massachusetts
                           securities, if any, is incidental to the MFS           Financial Services ("MFS")
                           Portfolio's investment objective.
  MFS Mid Cap Growth       Seeks to obtain long-term growth of capital by         TAMIC
  Portfolio                investing, under normal market conditions, at least    Subadviser: MFS
                           65% of its total assets in equity securities of
                           companies with medium market capitalization which the
                           investment adviser believes have above-average growth
                           potential.
  MFS Research Portfolio   Seeks to provide long-term growth of capital and       TAMIC
                           future income.                                         Subadviser: MFS
  MFS Value Portfolio      Seeks to achieve capital appreciation and reasonable   TAMIC
                           income by investing primarily in income producing      Subadviser: MFS
                           equity securities of companies which the subadviser
                           believes are undervalued in the market relative to
                           their long-term potential.
  Strategic Stock          Seeks to provide an above-average total return         TAMIC
  Portfolio+               through a combination of potential capital             Subadviser: TIMCO
                           appreciation and dividend income by investing
                           primarily in high dividend yielding stocks
                           periodically selected from the companies included in
                           (i) the Dow Jones Industrial Average and (ii) a
                           subset of the S&P Industrial Index.
  U.S. Government          Seeks to select investments from the point of view of  TAMIC
  Securities Portfolio     an investor concerned primarily with the highest
                           credit quality, current income and total return. The
                           assets of the Portfolio will be invested in direct
                           obligations of the United States, its agencies and
                           instrumentalities.
VAN KAMPEN LIFE
  INVESTMENT TRUST
  Emerging Growth          Seeks capital appreciation by investing primarily in   Van Kampen Asset Management
  Portfolio -- Class II    common stocks of companies considered to be emerging   Inc.
  Shares                   growth companies.
VARIABLE ANNUITY
  PORTFOLIOS
  Smith Barney Small Cap   Seeks long-term capital growth by investing in equity  Citi Mutual Fund Management,
  Growth Opportunities     securities of U.S. companies with market               Inc.
  Portfolio                capitalizations below the top 1,000 stocks of the
                           equity market. Under normal circumstances, at least
                           65% of the fund's total assets will be invested in
                           such companies. Dividend income, if any, is
                           incidental to this investment objective.
VARIABLE INSURANCE
  PRODUCTS III
  Mid Cap Portfolio --     Seeks long-term growth of capital and income by        FMR
  Service Class 2          investing primarily in income-producing equity
                           securities, including common stocks and convertible
                           securities.

Before the end of 2001, we anticipate substituting shares of new portfolios for the following portfolios currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitutions until we receive certain regulatory approvals, and that details of the substitutions, including the new portfolios to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitutions have happened. Also, we will send you current prospectuses for the new funding options before the substitutions occur.

MONTGOMERY FUNDS III
  Montgomery Variable      Seeks capital appreciation by investing primarily in   Montgomery Asset Management
  Series: Growth Fund+     equity securities, usually common stock, of domestic
                           companies of all sizes, and emphasizes companies
                           having market capitalizations of $1 billion or more.

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
  Equity Portfolio+        Seeks long-term capital appreciation through           OpCap Advisors
                           investment in securities (primarily equity
                           securities) of companies that are believed by the
                           adviser to be undervalued in the marketplace in
                           relation to factors such as the companies' assets or
                           earnings.
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Strong Multi Cap Value   Seeks long-term capital appreciation. Current income   Strong Capital Management
  Fund II+                 is a secondary objective when selecting investments    Inc. Subadviser: Schafer
                           The goal is to identify stocks that provide            Capital Management, Inc.
                           above-average earnings growth prospects at a
                           price-to-earnings ratio lower than that of the S&P
                           500.
THE TRAVELERS SERIES
  TRUST
  Disciplined Mid Cap      Seeks growth of capital by investing primarily in a    TAMIC
  Stock Portfolio+         broadly diversified portfolio of U.S. common stocks.   Subadviser: Travelers
                                                                                  Investment Management
                                                                                  Company ("TIMCO")

+ No longer available to new Contract Owners.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including portfolio rebalancing and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge when certain sales or administration of the contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the annual $40 contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining your contract, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.70% annually. This charge compensates us for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

                            ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------

Under the asset allocation program, your purchase payments are allocated among a set of funding options based on asset allocation models which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional purchase payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios contract features will continue to apply. Contact your Financial Consultant for additional information.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, less any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide . We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no surviving annuitant, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the annuitant, the death benefit is recalculated replacing all references to "annuitant" with "owner."

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or withdrawals not previously deducted:

     (1) the contract value; or

     (2) the total purchase payments made under the Contract.

ENHANCED DEATH BENEFIT

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or withdrawals not previously deducted:

     (1) the contract value; or

     (2) the total purchase payments made under the Contract; or

     (3) the step-up value (if any, as described below)

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day).

The only changes we will make to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                     UNLESS...                  MANDATORY
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY                                       PAYOUT RULES
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                            APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary(ies), or   Unless, the beneficiary is      Yes
 annuitant) (with no joint       if none, to the contract   the contract owner's spouse
 owner)                          owner's estate.            and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary(ies), or   Unless, the beneficiary is      Yes
 (with no joint owner)           if none, to the contract   the contract owner's spouse
                                 owner's estate.            and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                     UNLESS...                  MANDATORY
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY                                       PAYOUT RULES
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                            APPLY*
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary(ies) or    Unless the beneficiary/         Yes
 annuitant)                      if none, to the            surviving joint owner is the
                                 surviving joint owner.     contract owner's spouse and
                                                            the spouse elects to continue
                                                            the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to continue the contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary(ies) or,   Unless the beneficiary is the   Yes
 contract owner)                 if none, to the contract   contract owner's spouse and
                                 owner's estate.            the spouse elects to continue
                                                            the Contract.
                                                            Or, unless, there is a
                                                            contingent annuitant. Then,
                                                            the contingent annuitant
                                                            becomes the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    Yes
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary(ies)                                       Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY              UNLESS...                  MANDATORY
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                         PAYOUT RULES
                                                                                              APPLY (SEE *
                                                                                                 ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 90th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your contract value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your contract value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the contract value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period. The Company will make monthly payments for the period selected.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the contract value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or the contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or the contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although Travelers regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                                         PERIOD FROM
                                                                                                        JULY 20, 1998
                                                          PERIOD ENDED            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                        DECEMBER 31, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998
                   PORTFOLIO NAME                     STANDARD    ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
------------------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
 REIT SERIES (8/98)
 Unit Value at beginning of year....................    $0.917       $0.915    $0.958       $0.957    $1.000     $1.000
 Unit Value at end of year..........................     1.185        1.180     0.917        0.915     0.958      0.957
 Number of units outstanding at end of year.........   203,266      289,607    30,843      162,017    13,403      5,447
 SMALL CAP VALUE SERIES (11/98)
 Unit Value at beginning of year....................    $0.940       $0.938    $1.005       $1.005    $1.000     $1.000
 Unit Value at end of year..........................     1.093        1.089     0.940        0.938     1.005      1.005
 Number of units outstanding at end of year.........    79,165      260,779    37,900       65,404     5,244         --
DREYFUS VARIABLE INVESTMENT FUND
 CAPITAL APPRECIATION PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $1.183       $1.180    $1.080       $1.079    $1.000     $1.000
 Unit Value at end of year..........................     1.156        1.151     1.183        1.180     1.080      1.079
 Number of units outstanding at end of year.........   820,955    1,486,817   404,436      341,217    69,574     17,190
 SMALL CAP PORTFOLIO (9/98)
 Unit Value at beginning of year....................    $1.202       $1.199    $0.992       $1.992    $1.000     $1.000
 Unit Value at end of year..........................     1.339        1.334     1.202        1.199     0.992      1.992
 Number of units outstanding at end of year.........   529,777    1,354,906   175,277      309,595    90,951      9,007
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (12/98)
 Unit Value at beginning of year....................    $1.837       $1.833    $1.072       $1.071    $1.000     $1.000
 Unit Value at end of year..........................     1.508        1.502     1.837        1.833     1.072      1.071
 Number of units outstanding at end of year.........   314,050    1,042,894    24,048      167,293    10,667     10,436
 TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (11/98)
 Unit Value at beginning of year....................    $1.535       $1.532    $1.018       $1.018    $1.000     $1.000
 Unit Value at end of year..........................     1.025        1.022     1.535        1.532     1.018      1.018
 Number of units outstanding at end of year.........    93,827      221,812    32,333      135,187    12,791      2,959
 TEMPLETON INTERNATIONAL FUND CLASS 2 (8/98)
 Unit Value at beginning of year....................    $1.131       $1.129    $0.934       $0.933    $1.000     $1.000
 Unit Value at end of year..........................     1.086        1.082     1.131        1.129     0.934      0.933
 Number of units outstanding at end of year.........   546,404      668,980   167,939       75,785    70,695     21,233
JANUS ASPEN SERIES
 AGGRESSIVE GROWTH PORTFOLIO -- SERVICE SHARES
   (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     0.673        0.672
 Number of units outstanding at end of year.........   465,042    2,662,644
 GROWTH AND INCOME PORTFOLIO -- SERVICE SHARES
   (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     0.846        0.846
 Number of units outstanding at end of year.........   466,649    1,043,900
 INTERNATIONAL GROWTH PORTFOLIO -- SERVICE SHARES
   (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     0.786        0.785
 Number of units outstanding at end of year.........   449,819    2,203,837
THE MONTGOMERY FUNDS III
 MONTGOMERY VARIABLE SERIES; GROWTH FUND (9/98)+
 Unit Value at beginning of year....................    $1.229       $1.226    $1.034       $1.034    $1.000     $1.000
 Unit Value at end of year..........................     1.098        1.094     1.229        1.226     1.034      1.034
 Number of units outstanding at end of year.........    63,125      499,635    43,585      249,841    10,809      3,925
OCC ACCUMULATION TRUST
 EQUITY PORTFOLIO (9/98)+
 Unit Value at beginning of year....................    $1.021       $1.019    $1.013       $1.012    $1.000     $1.000
 Unit Value at end of year..........................     1.103        1.099     1.021        1.019     1.013      1.012
 Number of units outstanding at end of year.........    59,987      790,294   117,236      214,502    97,009     25,264
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
 INVESTORS FUND (10/98)
 Unit Value at beginning of year....................    $1.138       $1.135    $1.036       $1.036    $1.000     $1.000
 Unit Value at end of year..........................     1.289        1.285     1.138        1.135     1.036      1.036
 Number of units outstanding at end of year.........   415,791      734,490   310,855       24,672    24,856         --

                                                                                                         PERIOD FROM
                                                                                                        JULY 20, 1998
                                                          PERIOD ENDED            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                        DECEMBER 31, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998
                   PORTFOLIO NAME                     STANDARD    ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
 STRONG SCHAFER VALUE FUND II (11/98)+
 Unit Value at beginning of year....................    $0.989       $0.987    $1.035       $1.035    $1.000     $1.000
 Unit Value at end of year..........................     1.048        1.044     0.989        0.987     1.035      1.035
 Number of units outstanding at end of year.........   183,365      199,336    40,237       46,628    21,778      5,193
TRAVELERS SERIES FUND, INC.
 AIM CAPITAL APPRECIATION PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $1.509       $1.506    $1.074       $1.073    $1.000     $1.000
 Unit Value at end of year..........................     1.329        1.325     1.509        1.506     1.074      1.073
 Number of units outstanding at end of year.........  1,113,516   2,170,383   160,182      227,578    13,025     21,451
 SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     1.019        1.018
 Number of units outstanding at end of year.........   525,230    1,326,488
 SMITH BARNEY HIGH INCOME PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $0.958       $0.956    $0.949       $0.949    $1.000     $1.000
 Unit Value at end of year..........................     0.866        0.863     0.958        0.956     0.949      0.949
 Number of units outstanding at end of year.........   784,035    1,697,909   467,863      522,735    99,255      4,997
 SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO
   (8/98)
 Unit Value at beginning of year....................    $1.498       $1.495    $1.165       $1.164    $1.000     $1.000
 Unit Value at end of year..........................     1.371        1.366     1.498        1.495     1.165      1.164
 Number of units outstanding at end of year.........  2,125,192   5,957,460   980,806    1,314,065   222,326     19,674
 SMITH BARNEY MONEY MARKET PORTFOLIO (9/98)
 Unit Value at beginning of year....................    $1.044       $1.041    $1.013       $1.013    $1.000     $1.000
 Unit Value at end of year..........................     1.088        1.084     1.044        1.041     1.013      1.013
 Number of units outstanding at end of year.........   407,508      934,410   241,033      190,529   157,837         --
 TRAVELERS MANAGED INCOME PORTFOLIO (7/98)
 Unit Value at beginning of year....................    $0.989       $0.987    $0.997       $0.997    $1.000     $1.000
 Unit Value at end of year..........................     1.049        1.046     0.989        0.987     0.997      0.997
 Number of units outstanding at end of year.........  2,026,568   3,541,022   841,369      818,644   163,644     14,831
THE TRAVELERS SERIES TRUST
 DISCIPLINED MID CAP STOCK PORTFOLIO (8/98)+
 Unit Value at beginning of year....................    $1.229       $1.227    $1.102       $1.101    $1.000     $1.000
 Unit Value at end of year..........................     1.410        1.405     1.229        1.227     1.102      1.101
 Number of units outstanding at end of year.........   249,527      401,576   130,522       39,328    25,371      7,351
 DISCIPLINED SMALL CAP STOCK PORTFOLIO (8/98)+
 Unit Value at beginning of year....................    $1.177       $1.175    $0.994       $0.994    $1.000     $1.000
 Unit Value at end of year..........................     1.182        1.178     1.177        1.175     0.994      0.994
 Number of units outstanding at end of year.........    57,871      201,633    24,730       82,755    18,221      6,938
 JURIKA & VOYLES CORE EQUITY PORTFOLIO (12/98)+
 Unit Value at beginning of year....................    $1.215       $1.212    $1.120       $1.119     1.000     $1.000
 Unit Value at end of year..........................     1.329        1.324     1.215        1.212     1.120      1.119
 Number of units outstanding at end of year.........    50,549      134,412        --      109,351        --      4,782
 LARGE CAP PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $1.429       $1.426    $1.124       $1.123    $1.000     $1.000
 Unit Value at end of year..........................     1.201        1.197     1.429        1.426     1.124      1.123
 Number of units outstanding at end of year.........  1,915,349   3,346,531   609,907      714,812    43,623      4,881
 LAZARD INTERNATIONAL STOCK PORTFOLIO (7/98)
 Unit Value at beginning of year....................    $1.104       $1.102    $0.923       $0.922    $1.000     $1.000
 Unit Value at end of year..........................     0.962        0.958     1.104        1.102     0.923      0.922
 Number of units outstanding at end of year.........  1,100,451   3,161,046   358,549      697,501   152,201     23,016
 MFS MID CAP GROWTH PORTFOLIO (5/00)
 Unit Value at beginning of year....................    $1.000       $1.000
 Unit Value at end of year..........................     0.978        0.977
 Number of units outstanding at end of year.........   538,431    1,930,852
 MFS RESEARCH PORTFOLIO (11/98)
 Unit Value at beginning of year....................    $1.260       $1.258    $1.036       $1.036    $1.000     $1.000
 Unit Value at end of year..........................     1.170        1.166     1.260        1.258     1.036      1.036
 Number of units outstanding at end of year.........   679,947    2,737,747   356,534      525,554    99,898         --
 NWQ LARGE CAP PORTFOLIO (11/98)*
 Unit Value at beginning of year....................    $1.017       $1.015    $0.985       $0.985    $1.000     $1.000
 Unit Value at end of year..........................     1.116        1.112     1.017        1.015     0.985      0.985
 Number of units outstanding at end of year.........   255,805      751,345   129,620      305,754    27,741         --
 STRATEGIC STOCK PORTFOLIO (1/99)+
 Unit Value at beginning of year....................    $1.030       $1.027    $0.998       $0.997    $1.000     $1.000
 Unit Value at end of year..........................     1.116        1.112     1.030        1.027     0.998      0.997
 Number of units outstanding at end of year.........   156,223       93,143   123,046           --        --         --
 U.S. GOVERNMENT SECURITIES PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $0.986       $0.984    $1.046       $1.045    $1.000     $1.000
 Unit Value at end of year..........................     1.109        1.105     0.986        0.984     1.046      1.045
 Number of units outstanding at end of year.........   753,531    2,100,583   455,487      208,167   167,258         --

                                                                                                         PERIOD FROM
                                                                                                        JULY 20, 1998
                                                          PERIOD ENDED            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                        DECEMBER 31, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998
                   PORTFOLIO NAME                     STANDARD    ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
------------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST*
 EMERGING MARKETS PORTFOLIO (8/98)
 Unit Value at beginning of year....................    $1.503       $1.500    $0.843       $0.842    $1.000     $1.000
 Unit Value at end of year..........................     1.012        1.008     1.503        1.500     0.843      0.842
 Number of units outstanding at end of year.........   172,676    1,022,687    30,889      272,106    27,219      4,069

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM and the consolidated financial statements for The Travelers Insurance Company and subsidiaries are contained in the SAI. Those funding options not listed above were not available as of December 31, 2000.

* Fund's name has changed. Refer to prospectus for new name.

+ No longer available to new contract owners.

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

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                                      PERIOD FROM
                                                                                                     JULY 28, 1998
                                                  PERIOD ENDED              PERIOD ENDED          (EFFECTIVE DATE) TO
                                                DECEMBER 31, 2000         DECEMBER 31, 1999        DECEMBER 31, 1998
              PORTFOLIO NAME                  STANDARD     ENHANCED     STANDARD     ENHANCED     STANDARD    ENHANCED
-----------------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
 REIT SERIES (7/98)
 Unit Value at beginning of year...........      $0.917       $0.915       $0.958       $0.957       $1.000      $1.000
 Unit Value at end of year.................       1.185        1.180        0.917        0.915        0.958       0.957
 Number of units outstanding at end of
   year....................................   4,076,268    6,376,352    2,708,375    2,774,241    1,203,931     737,088
 SMALL CAP VALUE SERIES (7/98)
 Unit Value at beginning of year...........      $0.940       $0.938       $1.005       $1.005       $1.000      $1.000
 Unit Value at end of year.................       1.093        1.089        0.940        0.938        1.005       1.005
 Number of units outstanding at end of
   year....................................   3,452,987    4,013,761    2,494,324    1,995,812      997,680     945,867
DREYFUS VARIABLE INVESTMENT FUND
 CAPITAL APPRECIATION PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.183       $1.180       $1.080       $1.079       $1.000      $1.000
 Unit Value at end of year.................       1.156        1.151        1.183        1.180        1.080       1.079
 Number of units outstanding at end of
   year....................................  11,541,680   12,695,129    9,234,694    7,731,002    3,607,198   2,235,635
 SMALL CAP PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.202       $1.199       $0.992       $0.992       $1.000      $1.000
 Unit Value at end of year.................       1.339        1.334        1.202        1.199        0.992       0.992
 Number of units outstanding at end of
   year....................................   8,838,472    8,753,265    4,819,089    5,202,767   11,692,226   1,337,518
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (7/98)
 Unit Value at beginning of year...........      $1.837       $1.833       $1.072       $1.071       $1.000      $1.000
 Unit Value at end of year.................       1.508        1.502        1.837        1.833        1.072       1.071
 Number of units outstanding at end of
   year....................................   7,011,307    9,307,454    3,616,359    4,408,346    1,140,671   1,065,535
 TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (7/98)
 Unit Value at beginning of year...........      $1.535       $1.532       $1.018       $1.018       $1.000      $1.000
 Unit Value at end of year.................       1.025        1.022        1.535        1.532        1.018       1.018
 Number of units outstanding at end of
   year....................................   2,997,201    4,122,142    1,581,452    2,458,389      553,203     495,430
 TEMPLETON INTERNATIONAL FUND CLASS 2
   (7/98)
 Unit Value at beginning of year...........      $1.131       $1.129       $0.934       $0.933       $1.000      $1.000
 Unit Value at end of year.................       1.086        1.082        1.131        1.129        0.934       0.933
 Number of units outstanding at end of
   year....................................  11,852,349   13,874,626   16,064,588    7,581,668    3,208,623   2,007,980
JANUS ASPEN SERIES
 AGGRESSIVE GROWTH PORTFOLIO -- SERVICE
   SHARES (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       0.673        0.672
 Number of units outstanding at end of
   year....................................   9,922,978   18,095,927
 GROWTH AND INCOME PORTFOLIO -- SERVICE
   SHARES (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       0.846        0.846
 Number of units outstanding at end of
   year....................................   3,948,994    8,198,518
 INTERNATIONAL GROWTH PORTFOLIO -- SERVICE
   SHARES (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       0.786        0.785
 Number of units outstanding at end of
   year....................................  12,468,964   21,255,376
THE MONTGOMERY FUNDS III
 MONTGOMERY VARIABLE SERIES;
   GROWTH FUND (7/98)+
 Unit Value at beginning of year...........      $1.229       $1.226       $1.034       $1.034       $1.000      $1.000
 Unit Value at end of year.................       1.098        1.094        1.229        1.226        1.034       1.034
 Number of units outstanding at end of
   year....................................   2,634,561    3,570,681    2,328,085    3,341,315      707,170     711,899
OCC ACCUMULATION TRUST
 EQUITY PORTFOLIO (7/98)+
 Unit Value at beginning of year...........      $1.021       $1.019       $1.013       $1.012       $1.000      $1.000
 Unit Value at end of year.................       1.103        1.099        1.021        1.019        1.013       1.012
 Number of units outstanding at end of
   year....................................   6,212,549   11,349,213    5,524,668   10,145,642    2,145,584   3,539,272

                                                                                                      PERIOD FROM
                                                                                                     JULY 28, 1998
                                                  PERIOD ENDED              PERIOD ENDED          (EFFECTIVE DATE) TO
                                                DECEMBER 31, 2000         DECEMBER 31, 1999        DECEMBER 31, 1998
              PORTFOLIO NAME                  STANDARD     ENHANCED     STANDARD     ENHANCED     STANDARD    ENHANCED
-----------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS,
 INC.
 INVESTORS FUND (7/98)
 Unit Value at beginning of year...........      $1.138       $1.135       $1.036       $1.036       $1.000      $1.000
 Unit Value at end of year.................       1.289        1.285        1.138        1.135        1.036       1.036
 Number of units outstanding at end of
   year....................................  10,810,997   10,865,957    7,439,494    5,734,969    2,216,940   1,268,600
STRONG VARIABLE INSURANCE FUNDS, INC.
 STRONG SCHAFER VALUE FUND II (7/98)+
 Unit Value at beginning of year...........      $0.989       $0.987       $1.035       $1.035       $1.000      $1.000
 Unit Value at end of year.................       1.048        1.044        0.989        0.987        1.035       1.035
 Number of units outstanding at end of
   year....................................   3,760,800    4,586,723    3,899,036    4,125,225    1,223,602   1,493,135
TRAVELERS SERIES FUND, INC.
 AIM CAPITAL APPRECIATION PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.509       $1.506       $1.074       $1.073       $1.000      $1.000
 Unit Value at end of year.................       1.329        1.325        1.509        1.506        1.074       1.073
 Number of units outstanding at end of
   year....................................  13,689,850   18,036,975    7,917,069   10,806,635    2,829,493   2,034,539
 SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO
   (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       1.019        1.018
 Number of units outstanding at end of
   year....................................   6,521,820   10,356,572
 SMITH BARNEY HIGH INCOME PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $0.958       $0.956       $0.949       $0.949       $1.000      $1.000
 Unit Value at end of year.................       0.866        0.863        0.958        0.956        0.949       0.949
 Number of units outstanding at end of
   year....................................  17,409,472   17,017,132   11,849,075   11,834,439    4,153,841   2,336,688
 SMITH BARNEY LARGE CAPITALIZATION GROWTH
   PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.498       $1.495       $1.165       $1.164       $1.000      $1.000
 Unit Value at end of year.................       1.371        1.366        1.498        1.495        1.165       1.164
 Number of units outstanding at end of
   year....................................  34,728,874   43,087,411   20,512,758   22,901,699    5,546,493   4,295,306
 SMITH BARNEY MONEY MARKET PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.044       $1.041       $1.013       $1.013       $1.000      $1.000
 Unit Value at end of year.................       1.088        1.084        1.044        1.041        1.013       1.013
 Number of units outstanding at end of
   year....................................  30,154,400   13,337,251   15,470,047   10,341,808   16,945,764   5,361,023
 TRAVELERS MANAGED
   INCOME PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $0.989       $0.987       $0.997       $0.997       $1.000      $1.000
 Unit Value at end of year.................       1.049        1.046        0.989        0.987        0.997       0.997
 Number of units outstanding at end of
   year....................................  43,936,884   45,515,502   29,609,709   28,494,450    9,136,205   8,972,968
THE TRAVELERS SERIES TRUST
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (7/98)+
 Unit Value at beginning of year...........      $1.229       $1.227       $1.102       $1.101       $1.000      $1.000
 Unit Value at end of year.................       1.410        1.405        1.229        1.227        1.102       1.101
 Number of units outstanding at end of
   year....................................   6,695,493    7,708,198    5,262,368    5,718,100    1,803,332   1,019,641
 DISCIPLINED SMALL CAP STOCK PORTFOLIO
   (7/98)+
 Unit Value at beginning of year...........      $1.177       $1.175       $0.994       $0.994       $1.000      $1.000
 Unit Value at end of year.................       1.182        1.178        1.177        1.175        0.994       0.994
 Number of units outstanding at end of
   year....................................   2,766,586    3,522,439    2,383,789    2,395,044      573,554     411,984
 JURIKA & VOYLES CORE EQUITY PORTFOLIO
   (7/98)+
 Unit Value at beginning of year...........      $1.215        1.212       $1.120       $1.119       $1.000      $1.000
 Unit Value at end of year.................       1.329        1.324        1.215        1.212        1.120       1.119
 Number of units outstanding at end of
   year....................................   2,080,714    1,961,552    1,327,779    1,465,577      688,244     211,666
 LARGE CAP PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.429       $1.426       $1.124       $1.123       $1.000      $1.000
 Unit Value at end of year.................       1.201        1.197        1.429        1.426        1.124       1.123
 Number of units outstanding at end of
   year....................................  24,049,820   29,347,577   12,235,302   16,376,413    2,626,893   2,924,400
 LAZARD INTERNATIONAL STOCK PORTFOLIO
   (7/98)
 Unit Value at beginning of year...........      $1.104       $1.102       $0.923       $0.922       $1.000      $1.000
 Unit Value at end of year.................       0.962        0.958        1.104        1.102        0.923       0.922
 Number of units outstanding at end of
   year....................................  23,431,580   24,405,807   15,199,353   16,263,702    5,353,658   4,798,972
 MFS MID CAP GROWTH PORTFOLIO (5/00)
 Unit Value at beginning of year...........      $1.000       $1.000
 Unit Value at end of year.................       0.978        0.977
 Number of units outstanding at end of
   year....................................   7,778,010   13,193,446
 MFS RESEARCH PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.260       $1.258       $1.036       $1.036       $1.000      $1.000
 Unit Value at end of year.................       1.170        1.166        1.260        1.258        1.036       1.036
 Number of units outstanding at end of
   year....................................   7,319,138   12,243,635    5,602,395    7,433,610    1,147,635   1,181,631

                                                                                                      PERIOD FROM
                                                                                                     JULY 28, 1998
                                                  PERIOD ENDED              PERIOD ENDED          (EFFECTIVE DATE) TO
                                                DECEMBER 31, 2000         DECEMBER 31, 1999        DECEMBER 31, 1998
              PORTFOLIO NAME                  STANDARD     ENHANCED     STANDARD     ENHANCED     STANDARD    ENHANCED
-----------------------------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES TRUST (CONT.)
 NWQ LARGE CAP PORTFOLIO (7/98)*
 Unit Value at beginning of year...........      $1.017       $1.015       $0.985       $0.985       $1.000      $1.000
 Unit Value at end of year.................       1.116        1.112        1.017        1.015        0.985       0.985
 Number of units outstanding at end of
   year....................................   7,279,135    7,660,932    7,026,564    7,231,932    2,138,258   1,602,093
 STRATEGIC STOCK PORTFOLIO (7/98)+
 Unit Value at beginning of year...........      $1.030       $1.027       $0.998       $0.997       $1.000      $1.000
 Unit Value at end of year.................       1.116        1.112        1.030        1.027        0.998       0.997
 Number of units outstanding at end of
   year....................................   2,753,254    2,652,575    4,276,549    4,693,865    1,617,601   1,341,879
 U.S. GOVERNMENT SECURITIES PORTFOLIO
   (7/98)
 Unit Value at beginning of year...........      $0.986       $0.984       $1.046       $1.045       $1,000      $1,000
 Unit Value at end of year.................       1.109        1.105        0.986        0.984        1.046       1.045
 Number of units outstanding at end of
   year....................................  10,402,283   15,574,711    6,962,624    6,963,749    2,467,008   1,161,742
WARBURG PINCUS TRUST*
 EMERGING MARKETS PORTFOLIO (7/98)
 Unit Value at beginning of year...........      $1.503       $1.500       $0.843       $0.842       $1.000      $1.000
 Unit Value at end of year.................       1.012        1.008        1.503        1.500        0.843       0.842
 Number of units outstanding at end of
   year....................................   2,838,716    4,720,782    1,105,585    1,775,067      617,918     436,823

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM II and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Those funding options not listed above were not available as of December 31, 2000.

* Fund's name has changed. Refer to prospectus for new name.

+ No longer available to new contract owners.

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

                                   APPENDIX C
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.

Name:

Address:

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

L-21254                                                                     5/01